UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q

JUNE 30, 2007

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 105.2%
Alabama — 1.0%
	Birmingham, AL:
$20,320,000	Airport Authority Revenue, Refunding, Series A, FSA-Insured, SPA-Dexia Credit Local, 3.740%, 7/5/07 (a)	$20,320,000
10,000,000	Medical Clinic Board, University of Alabama Health Services Foundation, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
11,200,000	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-Insured, SPA-JPMorgan Chase, 3.800%, 7/5/07 (a)	11,200,000
30,000,000	Southeast Alabama Gas District, Alabama Revenue, Series A, SPA-Societe Generale, 3.890%, 7/2/07 (a)	30,000,000
10,000,000	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase, 3.830%, 7/4/07 (a)(b)	10,000,000
	Total Alabama	81,520,000
Arizona — 2.3%
1,350,000	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern Arizona Healthcare, Series B, MBIA-Insured, LIQ-JPMorgan Chase, 3.730%, 7/5/07 (a)	1,350,000
17,300,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose Stadium Facility, Series A, AMBAC-Insured, SPA-Royal Bank of Canada, 3.720%, 7/4/07 (a)	17,300,000
30,000,000	City of Phoenix, Civic Improvement Wastewater System Revenue, TECP, LOC-Bank of America, 3.650% due 10/2/07	30,000,000
7,000,000	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo, 3.700% due 8/7/07	7,000,000
18,350,000	McAllister Academic Village Revenue, Arizona State University Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.710%, 7/4/07 (a)	18,350,000
	Phoenix, AZ:
5,000,000	3.730% due 10/4/07	5,000,000
10,000,000	Civic Improvement Corp., 3.750% due 10/4/07	10,000,000
	IDA, Revenue:
6,000,000	Desert Botanical Garden Project, LOC-JPMorgan Chase, 3.830%, 7/4/07 (a)	6,000,000
7,180,000	Valley of The Sun YMCA Project, LOC-Bank of America, 3.910%, 7/2/07 (a)	7,180,000
20,600,000	Salt River Pima Maricopa Indian Community, LOC-Bank of America N.A., 3.730%, 7/5/07 (a)	20,600,000
	Tempe, AZ:
34,010,000	IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.780%, 7/5/07 (a)	34,010,000
20,500,000	Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.740%, 7/4/07 (a)	20,500,000
9,500,000	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources Project, Series A, Fannie Mae-Insured, LIQ-Fannie Mae, 3.750%, 7/5/07 (a)	9,500,000
	Total Arizona	186,790,000
Arkansas — 0.2%
5,000,000	Arkansas State Development Finance Authority, EDR, Taber Extrusions Project, LOC-Bank of America N.A., 3.780%, 7/5/07 (a)(b)	5,000,000
6,286,000	University of Arkansas, University Revenues, Series 1396, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,286,000
	Total Arkansas	11,286,000
California — 0.3%
12,000,000	California Housing Finance Agency Revenue, Home Mortgage, Series H, SPA-Dexia Credit Local, 3.990%, 7/2/07 (a)(b)	12,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
California — 0.3% (continued)
$14,000,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3980, FGIC- Insured, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	$14,000,000
	Total California	26,000,000
Colorado — 3.5%
8,990,000	Adams County, CO, School District, GO, MSTC, Series 2002-9050, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	8,990,000
3,635,000	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local, 3.900%, 7/1/07 (a)	3,635,000
	Colorado Educational & Cultural Facilities Authority Revenue:
200,000	JFMC Facilities Corp., LOC-Bank of America, 3.860%, 7/2/07 (a)	200,000
	National Jewish Federation Bond Program:
3,015,000	Series A-1, LOC-Bank of America, 3.860%, 7/2/07 (a)	3,015,000
6,420,000	Series A-7, LOC-Bank of America, 3.860%, 7/2/07 (a)	6,420,000
11,735,000	Series A-8, LOC-Bank of America, 3.860%, 7/2/07 (a)	11,735,000
4,750,000	Series C-3, LOC-U.S. Bank NA, 3.860%, 7/2/07 (a)	4,750,000
14,550,000	Parker & Denver High School Projects, LOC-Bank of America N.A., 3.970%, 7/2/07 (a)	14,550,000
	Colorado Health Facilities Authority Revenue:
9,430,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	9,430,000
	Catholic Health:
20,375,000	Series B-1, SPA-Bayerische Landesbank, 3.750%, 7/4/07 (a)	20,375,000
11,000,000	Series B-2, SPA-Bayerische Landesbank, 3.780%, 7/4/07 (a)	11,000,000
10,000,000	Series B-3, SPA-Landesbank Hessen-Thuringen, 3.780%, 7/4/07 (a)	10,000,000
14,100,000	Sisters of Charity, 3.770%, 7/4/07 (a)	14,100,000
	Colorado Springs, CO:
	Revenue:
3,150,000	The Colorado College, 3.720%, 7/5/07 (a)	3,150,000
8,645,000	The Colorado College Project, 3.740%, 7/5/07 (a)	8,645,000
36,100,000	Utilities Revenue, Subordinated Lien Improvement, Series B, SPA-Bayerische Landesbank, 3.760%, 7/5/07 (a)	36,100,000
4,275,000	E-470 Public Highway Authority, Vehicle Registration Fee, MBIA-Insured, LIQ-Dexia Credit Local, 3.770%, 7/4/07 (a)	4,275,000
4,290,000	Erie, CO, COP, LOC-Keybank N.A., 3.780%, 7/4/07 (a)	4,290,000
	Lowry Economic Redevelopment Authority Revenue, CO:
21,395,000	Improvement Series B, LOC-BNP Paribas, 3.730%, 7/4/07 (a)	21,395,000
17,145,000	Refunding, Series A, LOC-BNP Paribas, 3.730%, 7/4/07 (a)	17,145,000
6,495,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4010, Denver, CO, City and County Water Commissioners, FSA-Insured, LIQ-Merrill Lynch, 3.800%, 7/5/07 (a)	6,495,000
	Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-
	Westdeutsche Landesbank:
10,200,000	3.700% due 8/8/07	10,200,000
44,500,000	3.750% due 9/4/07	44,500,000
4,260,000	Stonegate Village Metropolitan District, CO, GO, Series 1536, MBIA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	4,260,000
	Total Colorado	278,655,000
Connecticut — 0.3%
	Connecticut State, HFA:
7,500,000	Housing Mortgage Finance Program, Series D-3, AMBAC-Insured, SPA-FHLB, 3.750%, 7/5/07 (a)(b)	7,500,000
8,195,000	Housing Mortgage Finance, Subordinated Series D-5, AMBAC-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)(b)	8,195,000
4,175,000	Connecticut State, GO, PT 1588, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.750%, 7/5/07 (a)	4,175,000
	Total Connecticut	19,870,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Delaware — 0.7%
$28,100,000	Delaware State EDA Revenue, Hospital Billing, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.770%, 7/4/07 (a)	$28,100,000
	University of Delaware Revenue:
1,600,000	Refunding, SPA-Landesbank Hessen-Thuringen, 3.890%, 7/2/07 (a)	1,600,000
9,500,000	Series A, LIQ-Bank of America, 3.780%, 7/4/07 (a)	9,500,000
9,850,000	Series B, SPA-Bank of America, 3.890%, 7/2/07 (a)	9,850,000
4,590,000	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America, 3.760%, 7/5/07 (a)	4,590,000
	Total Delaware	53,640,000
District of Columbia — 2.8%
	District of Columbia Revenue:
15,000,000	AARP Foundation, LOC-Bank of America, 3.730%, 7/5/07 (a)	15,000,000
13,000,000	American College of Cardiology, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	13,000,000
101,210,000	GO, Series C, FGIC-Insured, 3.770%, 7/4/07 (a)	101,210,000
7,840,000	Hospital for Sick Children, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	7,840,000
12,725,000	National Public Radio Inc., LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	12,725,000
13,100,000	Sidwell Friends School, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	13,100,000
6,470,000	Trinity College Issue, LOC-Wachovia Bank, 3.770%, 7/5/07 (a)	6,470,000
5,075,500	District of Columbia, GO, Series 1847, FGIC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	5,075,500
5,000,000	Metropolitan Washington Airports Authority, Series 2005-A, 3.750% due 9/4/07 (d)	5,000,000
10,850,000	Metropolitan Washington D.C. Airports Authority, Series 1688, FGIC-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(b)	10,850,000
6,665,000	Washington D.C. Convention Center Authority, Dedicated Tax Revenue, Series 1731, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,665,000
25,000,000	Washington D.C., Metro Area Trust, 3.700% due 9/7/07	25,000,000
	Total District of Columbia	221,935,500
Florida — 8.7%
17,470,000	Alachua County, FL, HFA, Oak Hammock University Project, Series A, BNP Paribas, 3.910%, 7/2/07 (a)	17,470,000
200,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.890%, 7/2/07 (a)	200,000
	Broward County, FL:
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, Series A, LOC-Bank of America, 3.790%, 7/5/07 (a)(b)	1,000,000
4,970,000	School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	4,970,000
5,690,000	Collier County, FL, EFA Revenue, International College Project, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	5,690,000
	Duval County, FL:
4,500,000	HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC, 3.730%, 7/5/07 (a)	4,500,000
18,705,000	MFH, Lighthouse Bay Apartments, LIQ-FHLMC, 3.730%, 7/5/07 (a)	18,705,000
2,000,000	Florida Housing Finance Corp. Multi-Family Revenue, Mortgage Lake Shore Apartments, FNMA-Insured, LIQ-FNMA, 3.800%, 7/5/07 (a)(b)	2,000,000
1,400,000	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.900%, 7/2/07 (a)	1,400,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System:
22,500,000	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia, 3.730%, 7/5/07 (a)	22,500,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Florida — 8.7% (continued)
	Series A, LOC-SunTrust Bank:
$8,560,000	3.730%, 7/5/07 (a)	$8,560,000
35,575,000	3.800%, 7/5/07 (a)	35,575,000
	Refunding, Hospital Adventist Health:
20,240,000	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.730%, 7/5/07 (a)	20,240,000
11,335,000	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.730%, 7/5/07 (a)	11,335,000
11,930,000	Hillsborough County, FL, School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	11,930,000
	Jacksonville, FL:
	Economic Development Commission Health Care Facilities Revenue:
9,000,000	Refunding-Methodist Medical Center, LOC-SunTrust Bank, 3.890%, 7/2/07 (a)	9,000,000
4,000,000	Series B, LOC-Fortis Banque Belgium, JPMorgan Chase, 3.800%, 7/5/07 (a)	4,000,000
	Electric Authority Revenue:
700,000	Electric Systems, Series B, SPA-Bank of America, 3.860%, 7/2/07 (a)	700,000
5,800,000	Series 2001, 3.790% due 7/9/07 (d)	5,800,000
10,300,000	TECP, Series 2000-B, 3.700% due 7/16/07	10,300,000
12,300,000	Health Facilities Authority Hospital Revenue, Series A, LOC-Bank of America NA, 3.890%, 7/2/07 (a)	12,300,000
4,500,000	Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, 3.880%, 7/2/07 (a)	4,500,000
9,350,000	Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured, SPA-LaSalle Bank, 3.780%, 7/5/07 (a)	9,350,000
41,000,000	Series C, 3.750% due 8/2/07	41,000,000
17,495,000	TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg, 3.740% due 9/10/07	17,495,000
4,525,000	JEA District, FL, Water & Sewer System Revenue, Series PT-2601, MBIA- Insured, SPA-Merrill Lynch Capital Services, 3.800%, 7/5/07 (a)	4,525,000
6,900,000	Lake County, FL, Capital Improvement Revenue, Series 1764, AMBAC- Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,900,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
7,195,000	Miami, FL, Parking System Revenue, AMBAC-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)	7,195,000
	Miami-Dade County, FL:
13,150,000	Airis Miami LLC Project, Series A, AMBAC-Insured, LIQ-Bayerische Landesbank, 3.800%, 7/5/07 (a)(b)	13,150,000
	Aviation Revenue:
7,500,000	Series 1687, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(b)	7,500,000
7,210,000	Series 1829, MBIA-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(b)	7,210,000
20,005,000	EFA Revenue, Series 1770, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	20,005,000
45,800,000	Water & Sewer Revenue, Refunding, FSA-Insured, SPA-JPMorgan Chase, 3.740%, 7/5/07 (a)	45,800,000
11,900,000	New College, FL, Development Corp. COP, LOC-Suntrust Bank, 3.740%, 7/4/07 (a)	11,900,000
	Orange County, FL:
	Health Facilities Authority Revenue:
27,300,000	Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.730%, 7/5/07 (a)	27,300,000
	Hospitals, Orlando Regional Healthcare:
2,900,000	Series A-1, FSA-Insured, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)	2,900,000
3,200,000	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.890%, 7/2/07 (a)	3,200,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Florida — 8.7% (continued)
	IDA:
$10,000,000	Bishop Moore High School Project, LOC-Suntrust Bank, 3.740%, 7/4/07 (a)	$10,000,000
2,000,000	Blood and Tissue Services, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	2,000,000
	Tourist Development Tax Revenue:
12,075,000	Series 1773, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	12,075,000
11,875,000	Series 1774, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	11,875,000
7,500,000	Series 1807, FGIC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	7,500,000
25,500,000	Orlando & Orange County, FL, Expressway Authority, Refunding, Series C-3, FSA-Insured, 3.730%, 7/5/07 (a)	25,500,000
	Palm Beach County, FL:
7,800,000	Airport System Revenue, CTFS, Series 1706, MBIA-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(b)	7,800,000
6,415,000	Health Facilities Authority, Health Facilities Revenue, Bethesda
	Healthcare System Project, LOC-SunTrust Bank, 3.890%, 7/2/07 (a)	6,415,000
21,000,000	Revenue, St. Andrews School, LOC-Bank of America NA, 3.730%, 7/5/07 (a)	21,000,000
46,560,000	Pasco County, FL, School Board COP, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.740%, 7/5/07 (a)	46,560,000
	Pinellas County, FL, Health Facilities Authority Revenue, Refunding:
	Health Systems Baycare:
13,200,000	Series B-1, FSA-Insured, SPA-Morgan Stanley, 3.730%, 7/5/07 (a)	13,200,000
23,915,000	Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.730%, 7/5/07 (a)	23,915,000
7,925,000	Hospital Facilities Bayfront Projects, LOC-SunTrust Bank, 3.890%, 7/2/07 (a)	7,925,000
	Puttable Floating Option Tax-Exempt Receipts:
7,000,000	Series PT-3966, AMBAC Insured, LIQ-Merrill Lynch, 3.810%, 7/5/07 (a)	7,000,000
5,945,000	Series PT-4047, FGIC-Insured, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	5,945,000
39,295,000	Sarasota County, FL, Continuing Care Retirement Community Revenue, Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 3.910%, 7/2/07 (a)	39,295,000
	Total Florida	696,110,000
Georgia — 7.3%
13,000,000	Athens-Clarke County, GA, Unified Government Development Authority Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	13,000,000
	Atlanta, GA:
	Airport Authority:
8,000,000	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank, 3.840%, 7/4/07 (a)(b)	8,000,000
9,995,000	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns, 3.810%, 7/5/07 (a)(b)(c)	9,995,000
	Airport Revenue, Refunding:
10,570,000	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.750%, 7/5/07 (a)	10,570,000
17,200,000	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.770%, 7/5/07 (a)	17,200,000
6,800,000	Series C-2, MBIA-Insured, SPA-Wachovia Bank, 3.730%, 7/5/07 (a)	6,800,000
49,210,000	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.730%, 7/5/07 (a)	49,210,000
	Water & Wastewater Revenue:
14,990,000	Series 1623, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	14,990,000
3,600,000	Series B, FSA-Insured, SPA-Dexia Credit Local, 3.750%, 7/5/07 (a)	3,600,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Georgia — 7.3% (continued)
$7,600,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	$7,600,000
26,695,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.780%, 7/4/07 (a)	26,695,000
11,395,000	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	11,395,000
8,900,000	Cobb County, GA, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	8,900,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,000,000
14,545,000	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	14,545,000
10,770,000	Water & Sewer Revenue, Series 1906, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	10,770,000
9,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation Certificates, Fayette Community Hospital Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,000,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
6,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	6,710,000
1,100,000	DFA, Spellman College Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	1,100,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust, 3.770%, 7/5/07 (a)	3,000,000
3,480,000	Holy Innocents School Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	3,480,000
10,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
22,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	22,000,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	4,600,000
9,000,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,000,000
16,050,000	Georgia Municipal Electric Authority, Series 1985a, 3.780% due 7/24/07	16,050,000
2,305,000	Georgia Municipal Gas Authority Agency Project, Series C, LOC-Bank of America, Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen, & Wachovia Bank, 3.800%, 7/4/07 (a)	2,305,000
	Georgia State Ports Authority Revenue:
1,800,000	Colonels Island Terminal Project, LOC-Wachovia Bank, 3.840%, 7/5/07 (a)(b)	1,800,000
10,000,000	Garden City Terminal Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
7,725,000	Georgia State, GO, Finance and Investment Commission, Series H-3, SPA-Dexia Credit Local, 3.720%, 7/5/07 (a)	7,725,000
4,650,000	Griffin Spalding County, GA, Development Authority Revenue, Industrial Development, Woodland Industrial Inc., LOC-Suntrust Bank, 3.790%, 7/5/07 (a)(b)	4,650,000
	Gwinnett County, GA:
	Development Authority:
5,500,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	5,500,000
14,500,000	Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	14,500,000
15,000,000	Development Authority Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	15,000,000
24,350,000	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	24,350,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Georgia — 7.3% (continued)
$1,400,000	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank, 3.840%, 7/5/07 (a)(b)	$1,400,000
	Macon-Bibb County, GA:
	Hospital Authority:
25,000,000	Medical Center Central Georgia, AMBAC-Insured, SPA-SunTrust Bank, 3.730%, 7/4/07 (a)	25,000,000
15,050,000	RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	15,050,000
4,000,000	Hospital Authority Revenue, Anticipation Certificates, Medical Center Central Georgia, LOC-Suntrust Bank, 3.740%, 7/4/07 (a)	4,000,000
	Metropolitan Atlanta Rapid Transit Authority, GA:
10,000,000	3.730% due 8/6/07	10,000,000
20,000,000	3.740% due 9/7/07	20,000,000
16,955,000	Municipal Electric Authority, GA, TECP, Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank and Wachovia Bank, 3.780% due 7/12/07	16,955,000
12,000,000	Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project, Series A, 3.720% due 8/21/07	12,000,000
10,000,000	Puttable Floating Option Tax-Exempt Receipts, City of Atlanta, Series PT-4156, FGIC-Insured, LIQ-Merrill Lynch Capital Services, 3.810%, 7/5/07 (a)(b)	10,000,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	14,500,000
20,500,000	Richmond County Hospital Authority, University Health Services Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	20,500,000
5,200,000	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill Project, LOC-Wachovia Bank, 3.790%, 7/5/07 (a)	5,200,000
14,200,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.730%, 7/4/07 (a)	14,200,000
	Total Georgia	583,605,000
Hawaii — 0.3%
	Hawaii State Airport System, PART:
10,845,000	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	10,845,000
10,225,000	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns, 3.810%, 7/5/07 (a)(b)(c)	10,225,000
	Total Hawaii	21,070,000
Idaho — 0.4%
30,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	30,221,400
Illinois — 8.6%
	Chicago, IL:
	GO:
	Board of Education:
8,140,000	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	8,140,000
9,997,000	Series 1732, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	9,997,000
4,800,000	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.800%, 7/5/07 (a)	4,800,000
5,090,000	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	5,090,000
35,300,000	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, SPA-Lloyds Bank PLC, 3.760%, 7/5/07 (a)	35,300,000
10,000,000	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.740%, 7/5/07 (a)	10,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Illinois — 8.6% (continued)
$14,000,000	MFH Revenue, Central Station Project, Series A, LIQ FAC-Fannie Mae, 3.820%, 7/5/07 (a)(b)	$14,000,000
3,280,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank, 3.840%, 7/5/07 (a)(b)	3,280,000
14,000,000	O’Hare International Airport Revenue, Refunding Bonds, Third Lien, Series A, MBIA-Insured, 5.000% due 1/1/08	14,093,496
	O’Hare International Airport:
9,760,000	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured, LIQ-Bear Stearns, 3.810%, 7/5/07 (a)(b)(c)	9,760,000
1,845,000	Series 1994-C, LOC-Societe Generale, 3.750%, 7/4/07 (a)	1,845,000
35,300,000	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, Series A, LOC-Bank of New York, 3.740%, 7/4/07 (a)	35,300,000
	Cook County, IL:
3,500,500	GO, Series 458, FGIC-Insured PART, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	3,500,500
	IDR:
1,625,000	Kenneth Properties Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	1,625,000
2,085,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	2,085,000
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-Fifth Third Bank, 3.780%, 7/5/07 (a)	7,185,000
	DuPage County, IL:
32,050,000	Revenue, Morton Arboretum Project, LOC-Bank of America N.A., 3.730%, 7/5/07 (a)	32,050,000
	Transportation Revenue, MSTC, PART:
9,995,000	Series 2001-139, Class A, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	9,995,000
710,000	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	710,000
7,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.730%, 7/5/07 (a)	7,715,000
	Illinois DFA:
3,810,000	Affordable Housing Revenue, Cinnamon Lake Towers, LOC-JPMorgan Chase, 3.980%, 7/4/07 (a)(b)	3,810,000
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 3.760%, 7/4/07 (a)	2,000,000
	Evanston-Northwestern Health Care Corp.:
100,600,000	Series A, SPA-Bank One N.A., 3.800%, 7/5/07 (a)	100,600,000
25,065,000	Series C, SPA-JPMorgan Chase, 3.800%, 7/5/07 (a)	25,065,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	5,000,000
2,440,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	2,440,000
3,250,000	Six West Hubbard Street, LOC-LaSalle Bank, 3.850%, 7/1/07 (a)(b)	3,250,000
4,780,000	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	4,780,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 3.750%, 7/5/07 (a)	4,500,000
4,200,000	Xavier University Project, Series A, LOC-LaSalle Bank, 3.770%, 7/5/07 (a)	4,200,000
	Illinois Finance Authority Revenue:
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 3.750%, 7/5/07 (a)	7,300,000
9,000,000	Elmhurst College, LOC-Bank of America NA, 3.730%, 7/5/07 (a)	9,000,000
12,650,000	Friendship Village of Schaumburg, Series C, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	12,650,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Illinois — 8.6% (continued)
$7,000,000	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.800%, 7/5/07 (a)	$7,000,000
5,000,000	Illinois College, LOC-U.S. Bank, 3.750%, 7/5/07 (a)	5,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Company, 3.760%, 7/4/07 (a)	4,000,000
16,700,000	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	16,700,000
600,000	Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 3.800%, 7/2/07 (a)	600,000
4,100,000	Refunding, Northwestern Memorial, Subordinated Series B1, SPA-Bank of Nova Scotia, 3.860%, 7/2/07 (a)	4,100,000
20,500,000	Refunding, Rush University Medical Center, Series A-2, MBIA-Insured, SPA-JPMorgan Chase Bank, 3.750%, 7/4/07 (a)	20,500,000
9,000,000	Smith Village Project, Series C, LOC-LaSalle Bank, 3.750%, 7/5/07 (a)	9,000,000
45,250,000	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.740%, 7/5/07 (a)	45,250,000
5,790,000	Uhlich Children's Advantage, LOC-JPMorgan Chase, 3.760%, 7/5/07 (a)	5,790,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 3.800%, 7/4/07 (a)	8,300,000
7,500,000	LOC-Harris Trust & Savings Bank, 3.800%, 7/4/07 (a)	7,500,000
	Illinois Health Facilities Authority:
11,685,000	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank, 3.810%, 7/5/07 (a)	11,685,000
7,320,000	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One, 3.770%, 7/4/07 (a)	7,320,000
13,900,000	Revenue, Revolving Fund Pooled, Series C, LOC-JPMorgan Chase, 3.800%, 7/4/07 (a)	13,900,000
	Illinois Housing Development Authority:
	Multifamily Revenue:
2,335,000	Community Howard Theater, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	2,335,000
10,500,000	Lakeshore Plaza, Series A, MBIA-Insured, SPA-Bank One N.A., 3.770%, 7/4/07 (a)	10,500,000
6,215,000	MFH Revenue, Refunding, Mortgage, Hyde Park Tower Series A, FNMA-Insured, LIQ-FNMA, 3.820%, 7/4/07 (a)(b)	6,215,000
19,300,000	Illinois State, Toll Highway Authority, MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	19,300,000
500,000	Illinois Student Assistance Commission Student Loan Revenue, Series A, MBIA-Insured, SPA-Bank of America, 3.800%, 7/4/07 (a)(b)	500,000
3,320,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank NA, 3.810%, 7/5/07 (a)(b)	3,320,000
3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 3.890%, 7/4/07 (a)(b)	3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	10,800,000
1,170,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	1,170,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	4,725,000
4,995,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, FGIC- Insured, LIQ-Merrill Lynch, 3.810%, 7/5/07 (a)(b)	4,995,000
	Regional Transportation Authority of Illinois:
4,820,000	MERLOT, Series A-73, PART, MBIA-Insured, LIQ-Wachovia Bank, 3.790%, 7/4/07 (a)	4,820,000
32,607,500	Series 818-D, FGIC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	32,607,500
6,000,000	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	6,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Illinois — 8.6% (continued)
$5,285,000	Will County, IL, Forest Preservation District, GO, Insured-MBIA, LOC-Merrill Lynch, 3.800%, 7/5/07 (a)	$5,285,000
	Total Illinois	683,583,496
Indiana — 2.2%
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC- JPMorgan Chase Bank, 3.770%, 7/6/07 (a)	7,550,000
4,100,000	Fort Wayne, IN, EDR, Technology Project, LOC-JPMorgan Chase, 3.980%, 7/4/07 (a)(b)	4,100,000
2,572,000	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 3.830%, 7/5/07 (a)(b)	2,572,000
	Indiana Health and Educational Facilities Financing Authority Revenue:
7,145,000	Refunding, Community Village Hartsfield, Series A, LOC-Harris N.A., 3.730%, 7/5/07 (a)	7,145,000
11,000,000	Union Hospital Inc., Series A, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	11,000,000
	Indiana Health Facilities Financing Authority Revenue:
8,800,000	Community Health Network Project, Series C, LOC-Fifth Third Bank, 3.730%, 7/5/07 (a)	8,800,000
8,800,000	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	8,800,000
20,100,000	Indiana State Development Finance Authority, Revenue, Educational Facility, Eiteljorg Museum, LOC-Bank One NA, 3.780%, 7/4/07 (a)	20,100,000
	Indiana State EFA:
2,210,000	Marian College Project, LOC-JPMorgan Chase, 3.800%, 7/5/07 (a)	2,210,000
1,800,000	Wabash College Project, LOC-JPMorgan Chase, 3.800%, 7/5/07 (a)	1,800,000
5,000,000	Indiana State Housing & Community Development Authority, Single Family Mortgage Revenue, Mortgage, Series B-3, LOC-Depfa Bank PLC, 3.750%, 7/5/07 (a)(b)	5,000,000
4,300,000	Indiana State Office Building Commission Facilities Pendleton, Juvenile Facility, Series A, 3.750%, 7/4/07 (a)	4,300,000
	Indianapolis, IN:
8,335,000	Apartment Authority, 3.780% due 9/4/07	8,335,000
2,300,000	Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)	2,300,000
	Refunding:
24,575,000	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured, SPA-JPMorgan Chase, 3.750%, 7/4/07 (a)	24,575,000
	Waterworks Project:
23,715,000	Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)	23,715,000
10,145,000	Series G-2, MBIA-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)	10,145,000
10,000,000	TECP, 3.780% due 9/4/07	10,000,000
9,820,000	Warren Township, IN, School Building Corp., MERLOT, Series A52, PART, FGIC-Insured, LIQ-Bank of New York, 3.790%, 7/4/07 (a)	9,820,000
5,185,000	West Clark 2000 School Building Corp., Series 2631, MBIA-Insured, LIQ- Merrill Lynch, 3.800%, 7/5/07 (a)	5,185,000
	Total Indiana	177,452,000
Iowa — 0.6%
965,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank, 3.960%, 7/2/07 (a)	965,000
	Iowa Finance Authority:
1,865,000	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC- Insured, SPA-Wachovia Bank, 3.770%, 7/4/07 (a)	1,865,000
6,000,000	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo Bank, 3.730%, 7/5/07 (a)	6,000,000
	Iowa Higher Education Loan Authority Revenue:
7,000,000	MBIA-Insured, LIQ-JPMorgan Chase, 3.830%, 7/4/07 (a)	7,000,000
12,500,000	Private Collateral Facility, Grinnell College, 3.740%, 7/5/07 (a)	12,500,000
8,000,000	Private College, University of Dubuque, LOC-Northern Trust Company, 3.910%, 7/2/07 (a)	8,000,000
13,495,000	Iowa State Vision Special Fund MSTC, Series 2001-173, PART, MBIA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	13,495,000
	Total Iowa	49,825,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Kansas — 0.7%
	Kansas State Department of Transportation Highway Revenue:
$10,200,000	Series C-1, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.750%, 7/5/07 (a)	$10,200,000
13,900,000	Series C-2, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.750%, 7/5/07 (a)	13,900,000
12,000,000	Series C-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.750%, 7/5/07 (a)	12,000,000
7,000,000	Kansas State Development Finance Authority, Hospital Revenue, Adventist Health, Sunbelt Series C, LOC-SunTrust Bank, 3.740%, 7/5/07 (a)	7,000,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, Freddie Mac-Insured, LIQ-Freddie Mac, 3.780%, 7/5/07 (a)	4,500,000
10,935,000	Wyandotte County-Kansas City, KS, Unified Government, Temporary Notes, Series V, 3.600% due 11/1/07	10,935,000
	Total Kansas	58,535,000
Kentucky — 1.0%
2,715,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust, 3.870%, 7/5/07 (a)(b)	2,715,000
11,000,000	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130, PART, FSA-Insured, LIQ-Societe Generale, 3.790%, 7/4/07 (a)	11,000,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	17,000,000
14,950,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	14,950,000
26,400,000	Kentucky Economic, DFA, Hospital Facilities Revenue, Baptist Healthcare, Series B, MBIA-Insured, SPA-Bank One N.A., 3.720%, 7/4/07 (a)	26,400,000
10,435,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.770%, 7/5/07 (a)	10,435,000
	Total Kentucky	82,500,000
Maine — 0.0%
1,515,000	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series A, LOC-Bank of America, 3.830%, 7/4/07 (a)(b)	1,515,000
Maryland — 4.6%
49,100,000	Baltimore County, MD, Public Improvement BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.750% due 10/5/07	49,100,000
9,400,000	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.770%, 7/5/07 (a)	9,400,000
	Howard County, MD:
8,200,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA, 3.730%, 7/5/07 (a)	8,200,000
50,000,000	TECP, 3.700% due 9/5/07	50,000,000
6,650,000	Maryland CDA, Department of Housing and Community, Series F, SPA-Lloyds Bank PLC, 3.750%, 7/5/07 (a)(b)	6,650,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	1,530,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Maryland — 4.6% (continued)
	Maryland State Health and Higher Educational Facilities Authority Revenue:
$24,700,000	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	$24,700,000
7,500,000	Charlestown Community, Series A, LOC-Bank of America, 3.730%, 7/4/07 (a)	7,500,000
20,250,000	Holton-Arms School, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	20,250,000
9,440,000	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,440,000
28,780,000	University of Maryland Medical System, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.730%, 7/5/07 (a)	28,780,000
71,545,000	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of America, 3.820%, 7/4/07 (a)(b)	71,545,000
15,000,000	Maryland State Transportation Authority Grant & Revenue Anticipation, Refunding, 4.500% due 3/1/08	15,083,160
	Montgomery County, MD:
	EDA Bonds, Howard Hughes Medical Institute Facilities:
8,500,000	Series A, 3.760%, 7/5/07 (a)	8,500,000
19,400,000	Series C, 3.760%, 7/5/07 (a)	19,400,000
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A., 3.730%, 7/5/07 (a)	5,570,000
3,700,000	GO, BAN, Public Improvement, Series B, SPA-Dexia Credit Local, 3.900%, 7/1/07 (a)	3,700,000
4,400,000	Housing Opportunities Commission Housing Revenue, The Grand Issue I, LIQ-Fannie Mae, 3.790%, 7/4/07 (a)(b)	4,400,000
	Prince Georges County, MD, Revenue, Refunding:
6,000,000	Collington Episcopal Life Care Community Inc., Series B, LOC-LaSalle Bank N.A., 3.730%, 7/5/07 (a)	6,000,000
16,350,000	Collington Episcopal, Series A, LOC-LaSalle Bank N.A., 3.730%, 7/5/07 (a)	16,350,000
	Total Maryland	366,098,160
Massachusetts — 3.2%
30,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia, 3.600% due 8/1/07	30,000,000
	Massachusetts State DFA Revenue:
8,000,000	Carleton-Willard Village, LOC-Bank of America, 3.740%, 7/5/07 (a)	8,000,000
1,115,000	Clark University, Series A, AMBAC-Insured, SPA-Bank of America, 3.700%, 7/4/07 (a)	1,115,000
8,000,000	Lasell College, LOC-Citizens Bank of MA, 3.750%, 7/5/07 (a)	8,000,000
3,900,000	Multifamily Housing-Avalon Acton Apartments, FNMA-Insured, 3.780%, 7/5/07 (a)(b)	3,900,000
25,110,000	Phillips Academy, SPA-Bank of New York, 3.740%, 7/5/07 (a)	25,110,000
3,850,000	St. Mark’s School, LOC-Bank of America, 3.730%, 7/5/07 (a)	3,850,000
17,400,000	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.770%, 7/5/07 (a)	17,400,000
5,200,000	YMCA Greater Boston, LOC-Citizens Bank, 3.740%, 7/5/07 (a)	5,200,000
7,300,000	Massachusetts State DFA Solid Waste Disposal Revenue, Newark Group Project, Series C, LOC-JPMorgan Chase, 3.750%, 7/4/07 (a)(b)	7,300,000
	Massachusetts State HEFA Revenue:
16,810,000	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.730%, 7/5/07 (a)	16,810,000
1,000,000	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.700%, 7/4/07 (a)	1,000,000
	TECP, Harvard University, Series EE:
15,000,000	3.760% due 8/6/07	15,000,000
16,900,000	3.740% due 8/8/07	16,900,000
6,700,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue, Series 1710 State, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	6,700,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Massachusetts — 3.2% (continued)
	Massachusetts State Water Resources Authority, Multi-Modal, General Subordinated:
$12,685,000	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.710%, 7/4/07 (a)	$12,685,000
2,600,000	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.730%, 7/4/07 (a)	2,600,000
	Massachusetts State, GO:
1,400,000	Consolidated Loan, Series A, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)	1,400,000
2,000,000	Series B, SPA-Landesbank Hessen-Thuringen, 3.730%, 7/5/07 (a)	2,000,000
	Puttable Floating Option Tax-Exempt Receipts:
9,000,000	Massachusetts Trade School Building Authority, Series PT-4087, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.760%, 7/5/07 (a)	9,000,000
19,775,000	Series PT-4034, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)(b)	19,775,000
6,275,000	Series PT-4139, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)(b)	6,275,000
34,980,000	Series PT-4183, 3.790%, 7/1/40 (a)	34,980,000
	Total Massachusetts	255,000,000
Michigan — 4.2%
	Detroit, MI:
7,000,000	School Building Munitops, GO, Series 2002-29, PART, FGIC-Insured, SPA-ABN AMRO, 3.770%, 7/5/07 (a)	7,000,000
9,800,000	Sewer Disposal Revenue, Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa Bank PLC, 3.730%, 7/5/07 (a)	9,800,000
25,000	Water Supply System, Refunding, Second Lien, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.700%, 7/4/07 (a)	25,000
11,535,000	Detroit, MI, City School District, GO, Series 1724, FGIC, Q-SBLF-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	11,535,000
7,415,000	Ecorse, MI, Public School District GO, P Floats Pt-2680, FSA/Q-SBLF-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.790%, 7/5/07 (a)	7,415,000
6,030,000	Kent Hospital Finance Authority, MI, Michigan Limited Obligation Revenue, Pine Rest Christian Health, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	6,030,000
16,000,000	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	16,016,983
83,315,000	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC, 4.250% due 9/28/07	83,450,645
	Michigan State Building Authority Revenue:
995,000	Multi-Modal Facilities Program, Series IIA, LOC-Depfa Bank PLC, 3.800%, 7/5/07 (a)	995,000
8,515,000	Series 1892, FGIC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	8,515,000
6,845,000	Series PT-2807, AMBAC-Insured, SPA-Merrill Lynch, 3.790%, 7/5/07 (a)	6,845,000
	Michigan State Hospital Finance Authority Revenue:
7,500,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	7,500,000
4,755,000	Trinity Health Credit, Series E, SPA-Bank of Nova Scotia, 3.900%, 7/2/07 (a)	4,755,000
10,800,000	Michigan State Strategic Fund, Grand Rapid Christian School, LOC-Fifth Third Bank, 3.770%, 7/6/07 (a)	10,800,000
10,200,000	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen, 3.720%, 7/4/07 (a)	10,200,000
20,000,000	Michigan State, HDA, Series C, SPA-Depfa Bank PLC, 3.760%, 7/4/07 (a)	20,000,000
15,200,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF-Insured, LOC-Landesbank Hessen-Thuringen, 3.750%, 7/5/07 (a)	15,200,000
5,500,000	Northern Michigan University, MI, Revenue, General, AMBAC-Insured, SPA-Depfa Bank PLC, 3.910%, 7/2/07 (a)	5,500,000
17,955,000	Puttable Floating Option Tax-Exempt Receipts, Michigan Housing Development, Series PT-4101, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.800%, 7/5/07 (a)(b)	17,955,000
5,700,000	Southfield, MI, Economic Development, Lawrence Tech University Project, LOC-JPMorgan Chase, 3.830%, 7/4/07 (a)	5,700,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Michigan — 4.2% (continued)
	University of Michigan:
$3,490,000	Hospital, Series B, 3.730%, 7/5/07 (a)	$3,490,000
	Revenue:
	Hospital:
2,265,000	Series A, 3.900%, 7/2/07 (a)	2,265,000
31,285,000	Series B, 3.730%, 7/5/07 (a)	31,285,000
	Refunding, Hospital:
23,950,000	Series A, 3.900%, 7/2/07 (a)	23,950,000
1,900,000	Series A-2, 3.900%, 7/2/07 (a)	1,900,000
15,300,000	University Revenues, Medical Services Plan, Series A, 3.750%, 7/4/07 (a)	15,300,000
	Total Michigan	333,427,628
Minnesota — 0.7%
5,090,000	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA, 3.830%, 7/5/07 (a)(b)	5,090,000
2,910,000	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 3.870%, 7/5/07 (a)(b)	2,910,000
7,400,000	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.720%, 7/4/07 (a)	7,400,000
4,995,000	Northern Municipal Power Agency, Minnesota Electric System Revenue, CTFS, Series 46, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	4,995,000
11,500,000	Rochester, MN, GO, Waste Water, Series B, SPA-Depfa Bank PLC, 3.730%, 7/5/07 (a)	11,500,000
10,000,000	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC, 3.750%, 7/5/07 (a)	10,000,000
15,915,000	University of Minnesota, TECP, 3.690% due 8/6/07	15,915,000
	Total Minnesota	57,810,000
Mississippi — 0.3%
25,000,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	25,000,000
Missouri — 1.6%
35,000,000	Curators of the University of Missouri, Capital Projects Notes, Series FY-2007-08-A, 4.500% due 6/30/08	35,269,150
	Kansas City, MO, IDA:
6,200,000	MFH, Crooked Creek Apartments Project, Series A, LOC-LaSalle Bank, 3.790%, 7/5/07 (a)(b)	6,200,000
7,850,000	Revenue, Ewing Marion Kauffman, Series A, 3.910%, 7/2/07 (a)	7,850,000
	Missouri State HEFA:
10,305,000	Educational Facilities Revenue, Rockhurst University, LOC-Bank of America NA, 3.910%, 7/2/07 (a)	10,305,000
1,100,000	Health Facilities Revenue, BJC Health Systems, Series B, SPA-Bank of Nova Scotia & JP Morgan Chase Bank, 3.860%, 7/2/07 (a)	1,100,000
	Revenue:
915,000	Assemblies of God College, LOC-Bank of America, 3.730%, 7/5/07 (a)	915,000
580,000	St. Francis Medical Center, Series A, LOC-Bank of America NA, 3.910%, 7/2/07 (a)	580,000
	Washington University:
1,900,000	Series A, SPA-Dexia Credit Local, 3.860%, 7/2/07 (a)	1,900,000
2,100,000	Series B, SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	2,100,000
4,965,000	Washington University, Series B, SPA-JPMorgan Chase, 3.900%, 7/2/07 (a)	4,965,000
5,000,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4013, FSA-Insured, LIQ-Merrill Lynch, 3.810%, 7/5/07 (a)(b)	5,000,000
600,000	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-Collateralized, 3.750%, 7/5/07 (a)	600,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Missouri — 1.6% (continued)
	St. Louis County, MO, IDA:
$9,500,000	Parque Carondelet Apartment Project, LIQ-FHLMC, 3.850%, 7/5/07 (a)(b)	$9,500,000
18,000,000	Pelican Cove Project, LIQ-FNMA, 3.730%, 7/5/07 (a)	18,000,000
10,000,000	Refunding, Merchandise Mart, Series A, LIQ-FHLMC, 3.810%, 7/5/07 (a)(b)	10,000,000
4,000,000	MFH Revenue, Black Forest Apartments Project, FNMA-Insured, LIQ- FNMA, 3.830%, 7/5/07 (a)(b)	4,000,000
6,993,500	St. Louis, MO, Parking Revenue, Series 1712, MBIA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,993,500
	Total Missouri	125,277,650
Montana — 0.3%
22,400,000	Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System, 3.770%, 7/4/07 (a)	22,400,000
2,400,000	Montana State HFA Revenue, Health Care Pooled Loan Program, Series A, FGIC-Insured, SPA-Wells Fargo Bank, 3.750%, 7/5/07 (a)	2,400,000
	Total Montana	24,800,000
Nebraska — 0.9%
6,000,000	Nebraska IFA, MFH Riverbend Apartments Project, LOC-LaSalle Bank, 3.810%, 7/5/07 (a)(b)	6,000,000
25,200,000	Nebraska Public Power District, TECP, Series A, LIQ-Bank of Nova Scotia, 3.750% due 9/5/07	25,200,000
22,000,000	Omaha Public Power District, TECP, 3.670% due 8/9/07	22,000,000
14,570,000	Public Power Generation Agency Revenue, Series 1827, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	14,570,000
7,000,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4054, AMBAC- Insured, LIQ-Merrill Lynch, 3.800%, 7/5/07 (a)	7,000,000
	Total Nebraska	74,770,000
Nevada — 2.7%
	Carson City, NV, Hospital Revenue:
9,300,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 3.730%, 7/5/07 (a)	9,300,000
30,500,000	Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.730%, 7/5/07 (a)	30,500,000
	Clark County, NV:
	GO:
14,920,000	Series 1701, AMBAC, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	14,920,000
8,315,000	Series PT-2990, AMBAC-Insured, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	8,315,000
21,720,000	ISD, GO, Munitops, Series 33, PART, FSA-Insured, SPA-LaSalle Bank, 3.770%, 7/5/07 (a)	21,720,000
30,000,000	School District, GO, Series 1621, MBIA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	30,000,000
	Las Vegas Valley Water District:
12,400,000	3.700% due 8/1/07	12,400,000
5,000,000	3.740% due 8/7/07	5,000,000
	TECP, Series 2004B, SPA-BNP Paribas & Lloyds Bank:
17,000,000	3.720% due 7/2/07	17,000,000
20,000,000	3.820% due 7/9/07	20,000,000
15,000,000	3.840% due 7/10/07	15,000,000
2,300,000	Water Improvement, Series B, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)	2,300,000
9,725,000	Puttable Floating Option Tax-Exempt Receipts, Las Vegas McCarran International Airport, Series PT-4108, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.810%, 7/5/07 (a)(b)	9,725,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Nevada — 2.7% (continued)
	Truckee Meadows Water Authority:
$5,950,000	3.700% due 8/7/07	$5,950,000
10,250,000	3.720% due 9/7/07	10,250,000
	Total Nevada	212,380,000
New Hampshire — 0.5%
	New Hampshire HEFA Revenue:
4,440,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.740%, 7/5/07 (a)	4,440,000
19,000,000	Phillips Exeter Academy, SPA-Northern Trust Company, 3.740%, 7/5/07 (a)	19,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 3.820%, 7/5/07 (a)(b)	14,000,000
1,700,000	Luminescent Systems Inc., LOC-HSBC Holding PLC, 4.100%, 7/4/07 (a)(b)	1,700,000
	Total New Hampshire	39,140,000
New Jersey — 0.9%
4,985,000	Moorestown Township, NJ School District, GO, Series PT-2777, MBIA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	4,985,000
	New Jersey State Turnpike Authority Revenue:
2,800,000	Refunding C-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.720%, 7/4/07 (a)	2,800,000
10,235,000	Series 1870, FSA-Insured, LIQ-Morgan Stanley, 3.770%, 7/5/07 (a)	10,235,000
	Puttable Floating Option Tax-Exempt Receipts:
14,215,000	Essex County, Series PT-4073, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.770%, 7/5/07 (a)	14,215,000
14,330,000	GO, Series PT-4056, FGIC-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	14,330,000
9,000,000	New Jersey Housing, Series PT-4069, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)(b)	9,000,000
4,350,000	Series PT-4037, FGIC-Insured, LIQ-Merrill Lynch, 3.770%, 7/5/07 (a)	4,350,000
14,035,000	State of New Jersey, Series PT-2893, AMBAC-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	14,035,000
	Total New Jersey	73,950,000
New Mexico — 0.8%
61,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	61,455,670
New York — 0.3%
4,600,000	MTA, NY, Revenue, Subordinated Series G-2, LOC-BNP Paribas, 3.850%, 7/2/07 (a)	4,600,000
	New York State Power Authority:
4,081,000	3.780% due 7/9/07	4,081,000
16,000,000	TECP, Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.770% due 7/9/07	16,000,000
	Total New York	24,681,000
North Carolina — 3.5%
16,450,000	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.740%, 7/5/07 (a)	16,450,000
20,455,000	Charlotte, NC, Water & Sewer System Revenue, Series B, SPA-Wachovia Bank, 3.730%, 7/5/07 (a)	20,455,000
3,435,000	Chatham, NC, COP, Series PT-3738, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.810%, 7/5/07 (a)	3,435,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank, 3.800%, 7/6/07 (a)(b)	7,700,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
North Carolina — 3.5% (continued)
$47,695,000	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.730%, 7/5/07 (a)	$47,695,000
	Mecklenburg County, NC, COP:
16,200,000	Series A, LOC-Landesbank Hessen-Thuringen, 3.880%, 2/1/27 (a)	16,200,000
2,080,000	SPA-Landesbank Hessen-Thuringen, 3.720%, 7/5/07 (a)	2,080,000
1,200,000	North Carolina Agricultural Financial Authority, Agricultural Development Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 3.840%, 7/5/07 (a)(b)	1,200,000
	North Carolina Capital Facilities Finance Agency Revenue:
18,000,000	St. Mary’s School, LOC-Wachovia Bank, 3.730%, 7/5/07 (a)	18,000,000
15,000,000	YMCA of the Triangle Area, LOC-Wachovia Bank N.A., 3.730%, 7/5/07 (a)	15,000,000
	North Carolina Capital Facilities Finance Agency:
	Educational Facilities Revenue:
14,100,000	Mars Hill College, LOC-Wachovia Bank N.A., 3.740%, 7/5/07 (a)	14,100,000
6,165,000	Shaw University, LOC-Bank of America, 3.730%, 7/5/07 (a)	6,165,000
10,750,000	Recreational Facilities Revenue, YMCA Guarantee Charlotte Project, Series B, LOC-Wachovia Bank N.A., 3.730%, 7/5/07 (a)	10,750,000
200,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 3.710%, 7/6/07 (a)	200,000
3,715,000	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia Bank, 3.770%, 7/5/07 (a)	3,715,000
5,220,000	North Carolina HFA, Home Ownership, Series 15-C, FSA-Insured, SPA- Bank of America, 3.800%, 7/4/07 (a)(b)	5,220,000
	North Carolina Medical Care Commission:
1,200,000	Duke University Hospital, Series B, LOC-Wachovia Bank, 3.730%, 7/6/07 (a)	1,200,000
1,915,000	Lutheran Retirement Project, LOC-Bank of America, 3.730%, 7/5/07 (a)	1,915,000
	North Carolina State Education Assistance Authority:
29,670,000	Student Loan, Series A-4, AMBAC-Insured, SPA-Wachovia Bank, 3.770%, 7/5/07 (a)(b)	29,670,000
22,100,000	Revenue, Student Loan, Series A-3, AMBAC-Insured, SPA-Bank of America N.A., 3.770%, 7/5/07 (a)(b)	22,100,000
24,735,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, FGIC- Insured, SPA-Merrill Lynch, 3.810%, 7/5/07 (a)(b)	24,735,000
11,550,000	Wake County, NC, GO, Public Improvement, Series B, SPA-Lloyds TSB Bank PLC, 3.710%, 7/5/07 (a)	11,550,000
	Total North Carolina	279,535,000
Ohio — 4.7%
8,870,000	American Municipal Power-Ohio Inc., Combustion Turbine Project, LOC- Keybank N.A., 3.750%, 7/5/07 (a)	8,870,000
	Cleveland-Cuyahoga County, OH:
5,000,000	Cleveland Museum of Art Project, Series B, SPA-JPMorgan Chase, 3.730%, 7/5/07 (a)	5,000,000
1,970,000	Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.800%, 7/4/07 (a)	1,970,000
6,900,000	Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth Systems Project, LOC-Keybank N.A., 3.750%, 7/5/07 (a)	6,900,000
	Franklin County, OH:
8,500,000	Convention Facilities Authority, PT-3024, AMBAC-Insured, SPA- Merrill Lynch Capital Services Inc., 3.780%, 7/5/07 (a)	8,500,000
9,800,000	Healthcare Facilities Revenue, Friendship Village of Dublin, Series A, LOC-ABN AMRO, 3.730%, 7/5/07 (a)	9,800,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Ohio — 4.7% (continued)
	Hamilton County, OH:
$10,415,000	Sales Tax Revenue, Series 1820, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	$10,415,000
	Sewer System Revenue:
8,125,000	Series PT-3254, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	8,125,000
26,425,000	Series PT-3736, MBIA-Insured, SPA-Merrill Lynch Capital Shares, 3.780%, 7/5/07 (a)	26,425,000
19,730,000	Hamilton, OH, School District, GO, Series 1649, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	19,730,000
4,230,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High School Project, LOC-Fifth Third Bank, 3.780%, 7/5/07 (a)	4,230,000
32,400,000	Ohio State Air Quality Development Authority, Revenue, Refunded, Pollution, First Energy, Series A, LOC-Wachovia Bank N.A., 3.760%, 7/4/07 (a)(b)	32,400,000
18,650,000	Ohio State Building Authority, MSTC, Series 2001-133, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.770%, 7/5/07 (a)(c)	18,650,000
4,375,000	Ohio State Department of Administrative Services, COP, Series PT-2856, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	4,375,000
	Ohio State Higher Educational Facilities:
7,780,000	Marietta College Project, LOC-JPMorgan Chase, 3.760%, 7/5/07 (a)	7,780,000
	Pooled Financing Program:
7,075,000	Series A, LOC-Fifth Third Bank, 3.750%, 7/5/07 (a)	7,075,000
4,585,000	Series B, LOC-Fifth Third Bank, 3.750%, 7/5/07 (a)	4,585,000
10,000,000	Ohio State Higher Educational Facility Commission Revenue, Higher Educational Facility-Pooled Program, Series A, LOC-Fifth Third Bank, 3.750%, 7/5/07 (a)	10,000,000
	Ohio State University:
11,000,000	3.730% due 8/2/07	11,000,000
16,210,000	3.690% due 8/8/07	16,210,000
	Ohio State, GO:
9,800,000	Common Schools, Series C, 3.710%, 7/4/07 (a)	9,800,000
6,410,000	Refunding, Infrastructure Improvement, Series A, 3.740%, 7/4/07 (a)	6,410,000
4,070,000	Series PT-3637, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	4,070,000
	Puttable Floating Option Tax-Exempt Receipts:
	GO:
8,625,000	Ohio State, Series PT-4113, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	8,625,000
10,965,000	Series PT-4132, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	10,965,000
5,910,000	Series PT-4138, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	5,910,000
12,370,000	Hamilton County, Ohio Series PT-4127, AMBAC-Insured, LIQ-Merrill Lynch, 3.780%, 7/5/07 (a)	12,370,000
15,585,000	Series PT-4058, MBIA-Insured, LIQ-Merrill Lynch, 3.780%, 7/5/07 (a)	15,585,000
7,860,000	Sugarcreek, OH, Local School District, GO, Series 1551, FSA-Insured, LIQ- Morgan Stanley, 3.790%, 7/5/07 (a)	7,860,000
50,438,000	University of Akron, OH, General Receipts, FGIC-Insured, SPA-Dexia Credit Local, 3.740%, 7/5/07 (a)	50,438,000
18,590,000	University of Toledo, OH, General Receipts Bonds, FGIC-Insured, 3.910%, 7/2/07 (a)	18,590,000
	Total Ohio	372,663,000
Oklahoma — 0.4%
9,000,000	Oklahoma City Water Utilities, 3.760% due 7/2/07	9,000,000
	Oklahoma State Student Loan Authority:
18,500,000	Series A-1, MBIA Insured, LIQ-JPMorgan Chase, 3.780%, 7/4/07 (a)(b)	18,500,000
6,455,000	Series A-2, MBIA-Insured, SPA-JPMorgan Chase, 3.780%, 7/4/07 (a)(b)	6,455,000
	Total Oklahoma	33,955,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Oregon — 0.8%
$2,385,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 3.860%, 7/2/07 (a)	$2,385,000
15,000,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	15,074,700
7,000,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Terwilliger Plaza Project, Series C, LOC-Bank of America N.A., 3.740%, 7/5/07 (a)	7,000,000
	Oregon State:
12,060,000	GO, Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)	12,060,000
10,500,000	Housing and Community Services, Single-Family Mortgage, Series PG-C, SPA-State Street Bank & Trust Co., 3.800%, 7/4/07 (a)(b)	10,500,000
135,000	Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, Series B-1, LOC-Dexia Credit Local, 3.720%, 7/5/07 (a)	135,000
2,100,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.790%, 7/5/07 (a)	2,100,000
	Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	3.800%, 7/4/07 (a)(b)	5,000,000
5,000,000	3.800%, 7/5/07 (a)(b)	5,000,000
4,440,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4060, FGIC- Insured, LIQ-Merrill Lynch, 3.810%, 7/5/07 (a)(b)	4,440,000
	Total Oregon	63,694,700
Pennsylvania — 5.8%
	Allegheny County, PA, GO:
6,924,000	Series 1663, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,924,000
6,200,000	Series PA-1460, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	6,200,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority Revenue, Refunding, Asbury Place, Series A, LOC-Fifth Third Bank, 3.780%, 7/5/07 (a)	4,570,000
9,300,000	Chester County, PA, HEFA, Health System Revenue, Jefferson Health System, Series B, SPA-JPMorgan Chase, 3.720%, 7/4/07 (a)	9,300,000
16,950,000	Easton, PA, Area School District, GO, Series 1824, FSA-Insured, LIQ- Morgan Stanley, 3.790%, 7/5/07 (a)	16,950,000
7,000,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank, 3.750%, 7/5/07 (a)	7,000,000
6,240,000	Gateway, PA, School District Allegheny County, GO, Series 1680, FSA- Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	6,240,000
	Geisinger Authority, PA, Health System Revenue, Geisinger Health System:
1,300,000	Series B, SPA-Wachovia Bank, 3.860%, 7/2/07 (a)	1,300,000
1,000,000	Series C, SPA-Wachovia Bank, 3.860%, 7/2/07 (a)	1,000,000
	Lancaster County Hospital Authority Revenue:
12,070,000	AMBAC-Insured, LIQ-PNC Bank, 3.740%, 7/4/07 (a)	12,070,000
13,165,000	Health Center, Masonic Homes, AMBAC-Insured, LIQ-Wachovia Bank N.A., 3.740%, 7/4/07 (a)	13,165,000
	Manheim Township, PA, School District, GO, FSA-Insured, SPA-Royal Bank of Canada:
9,000,000	3.750%, 7/5/07 (a)	9,000,000
8,550,000	3.750%, 7/5/07 (a)	8,550,000
24,800,000	Manheim, PA, CSD, GO, Series 2004, FSA-Insured, SPA-Dexia Credit Local, 3.750%, 7/5/07 (a)	24,800,000
19,400,000	Montgomery County, PA, IDA Pollution Control Revenue, Refunding Peco- A-Remarketed, 3.750%, 7/4/07 (a)	19,400,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Pennsylvania — 5.8% (continued)
	Montgomery County, PA, IDA Revenue:
$17,500,000	Lasalle College, LOC-PNC Bank N.A., 3.750%, 7/5/07 (a)	$17,500,000
	Philadelphia Presbyterian Homes:
6,700,000	Series A, LOC-Wachovia Bank N.A., 3.720%, 7/5/07 (a)	6,700,000
17,800,000	Series B, LOC-Wachovia Bank N.A., 3.720%, 7/5/07 (a)	17,800,000
8,660,000	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured, SPA-Dexia Credit Local, 3.760%, 7/5/07 (a)	8,660,000
12,325,000	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank PLC, 3.750%, 7/5/07 (a)	12,325,000
	Northampton County, PA:
3,500,000	General Purpose Authority Revenue, Higher Education Lehigh University, SPA-JPMorgan Chase, 3.730%, 7/5/07 (a)	3,500,000
3,500,000	Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa Bank PLC, 3.740%, 7/4/07 (a)(b)	3,500,000
9,300,000	Pennsylvania Higher Educational Facilities Authority, AMBAC-Insured, LIQ-PNC Bank, 3.740%, 7/5/07 (a)	9,300,000
19,150,000	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue, Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan Chase, 3.730%, 7/5/07 (a)	19,150,000
	Pennsylvania State Turnpike Commission:
10,000,000	Registration Fee Revenue, Refunding Series D, FSA-Insured, SPA- JPMorgan Chase, 3.740%, 7/5/07 (a)	10,000,000
	Revenue:
2,700,000	Series A-2, SPA-Landesbank Baden-Wurttemberg, 3.780%, 7/4/07 (a)	2,700,000
2,285,000	Series A-3, SPA-Bayerische Landesbank, 3.780%, 7/4/07 (a)	2,285,000
7,140,000	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.710%, 7/5/07 (a)	7,140,000
600,000	Pennsylvania State Turnpike Revenue, Series U, SPA-Dexia Credit Local, 3.730%, 7/5/07 (a)	600,000
7,212,500	Pennsylvania State, GO, Series 696, FSA-Insured, LIQ-Morgan Stanley Dean Witter, 3.790%, 7/5/07 (a)	7,212,500
	Philadelphia, PA:
12,600,000	AMBAC-Insured, LIQ-PNC Bank, 3.720%, 7/5/07 (a)	12,600,000
10,000,000	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A., 3.780%, 7/2/07 (a)	10,000,000
10,000,000	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.760%, 7/5/07 (a)	10,000,000
5,970,000	GO, Series PT-1506, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	5,970,000
	Hospitals and Higher EFA:
1,600,000	Revenue, Children’s Hospital Philadelphia, Series A, SPA-Bank of America, 3.860%, 7/2/07 (a)	1,600,000
24,095,000	Temple University Health, Series A, LOC-Wachovia Bank, 3.750%, 7/5/07 (a)	24,095,000
1,500,000	IDR, Fox Chase Cancer Center Project, LOC-Morgan Guaranty Trust, 3.860%, 7/2/07 (a)	1,500,000
40,000,000	School District, TRAN, Series A, LOC-Bank of America N.A., 4.500% due 6/27/08	40,294,400
3,995,000	Pittsburgh, PA, GO, Series PA-961, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	3,995,000
10,000,000	Pocono Mountain, PA, School District, GO, Series 1681, FSA-Insured, LIQ- Morgan Stanley, 3.790%, 7/5/07 (a)	10,000,000
	Puttable Floating Option Tax-Exempt Receipts:
12,300,000	GO, Series PT-3942, Allegheny County, PA, FSA-Insured, SPA-Merrill Lynch, 3.780%, 7/5/07 (a)	12,300,000
4,995,000	Philadelphia PA Water and Wastewater, Series PT-4120, AMBAC- Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	4,995,000
16,770,000	Philadelphia, PA, Series PT-4117, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)	16,770,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Pennsylvania — 5.8% (continued)
$10,000,000	Temple University of the Commonwealth System of Higher Education, PA, University Funding Obligation, 4.250% due 4/24/08	$10,049,310
15,000,000	Washington County, PA, Hospital Authority Revenue, Hospital Washington, Hospital Project B, LOC-Wachovia Bank N.A., 3.750%, 7/5/07 (a)	15,000,000
1,465,000	West Cornwall Township Municipal Authority, PA, General Government Loan Program, FSA-Insured, SPA-Dexia Credit Local, 3.760%, 7/5/07 (a)	1,465,000
8,435,000	Westmoreland County, PA, Municipal Authority Services Revenue, Series 1682, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	8,435,000
	Total Pennsylvania	463,910,210
Rhode Island — 0.1%
1,065,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co., 3.830%, 7/4/07 (a)(b)	1,065,000
6,000,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series 1768, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(b)	6,000,000
	Total Rhode Island	7,065,000
South Carolina — 1.3%
51,930,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, Series B, SPA-Wachovia Bank, 3.730%, 7/5/07 (a)	51,930,000
13,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.740%, 7/5/07 (a)	13,500,000
	South Carolina Jobs EDA:
4,500,000	Christ Church Episcopal, LOC-Wachovia Bank, 3.790%, 7/5/07 (a)	4,500,000
5,000,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of America N.A., 3.730%, 7/5/07 (a)	5,000,000
6,100,000	Health Sciences Medical University, LOC-Wachovia Bank, 3.790%, 7/5/07 (a)	6,100,000
10,000,000	South Carolina, EFA, Private Non-Profit Institutions, Presbyterian College Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
6,310,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank, 3.840%, 7/5/07 (a)	6,310,000
4,800,000	University of South Carolina, School of Medicine, Education Trust Healthcare Facilities, LOC-Wachovia Bank, 3.770%, 7/5/07 (a)	4,800,000
	Total South Carolina	102,140,000
South Dakota — 0.2%
15,000,000	South Dakota State, HEFA Revenue, Rapid City Regional Hospital, MBIA- Insured, SPA-U.S. Bank, 3.910%, 7/2/07 (a)	15,000,000
Tennessee — 3.8%
25,000,000	Blount County, TN, Health & Educational Facilities Board Revenue, Maryville College Project, LOC-Bank of America NA, 3.730%, 7/5/07 (a)	25,000,000
29,085,000	Blount County, TN, Public Building Authority, Local Government Public Improvement, Series D-9-A, AMBAC-Insured, SPA-Depfa Bank PLC, 3.760%, 7/5/07 (a)	29,085,000
9,400,000	Chattanooga, TN, IDB Revenue, YMCA Metropolitan Chattanooga Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,400,000
	Clarksville, TN, PBA:
18,200,000	LOC-SunTrust Bank, 3.740%, 7/5/07 (a)	18,200,000
55,000	Tennessee Municipal Bond Fund, LOC-Bank of America, 3.730%, 7/5/07 (a)	55,000
10,000,000	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	10,000,000
9,100,000	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding & Improvement Laughlin Memorial, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,100,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Tennessee — 3.8% (continued)
$7,900,000	Jefferson County, TN, Health and Education Facilities, Carson Newman College, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	$7,900,000
2,220,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	2,220,000
	Metropolitan Government Nashville & Davidson County, TN:
	GO, TECP:
35,000,000	3.750% due 7/11/07	35,000,000
20,000,000	3.730% due 9/20/07	20,000,000
	Health & Educational Facilities Board, Revenue:
11,965,000	Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.730%, 7/4/07 (a)	11,965,000
10,000,000	Housing, Hickory Creek Apartments Project, LOC-Fifth Third Bank, 3.860%, 7/6/07 (a)(b)	10,000,000
9,700,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	9,700,000
	IDB:
6,000,000	Country Music Hall of Fame, LOC-Bank of America, 3.750%, 7/5/07 (a)	6,000,000
4,600,000	Revenue, Trevecca Nazarene University Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	4,600,000
	TECP, Vanderbilt University, Series 04A:
17,500,000	3.760% due 7/3/07	17,500,000
9,350,000	3.820% due 7/10/07	9,350,000
5,100,000	3.700% due 8/8/07	5,100,000
1,595,000	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.730%, 7/5/07 (a)	1,595,000
	Sevier County, TN, Public Building Authority, Local Government Improvement:
2,920,000	Series II-D-2, AMBAC-Insured, SPA-KBC Bank, 3.760%, 7/5/07 (a)	2,920,000
2,800,000	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank, 3.760%, 7/5/07 (a)	2,800,000
4,215,000	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.760%, 7/5/07 (a)	4,215,000
4,080,000	Series III-E-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.760%, 7/5/07 (a)	4,080,000
25,475,000	Shelby County, TN, GO, Refunding, Series C, SPA-Dexia Credit Local, 3.730%, 7/5/07 (a)	25,475,000
24,200,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Refunding, Wellmont Health Systems Project, LOC-Bank of America, 3.730%, 7/5/07 (a)	24,200,000
	Total Tennessee	305,460,000
Texas--15.7%
	Austin, TX:
4,995,000	Electric Utilities System Revenue, Series PT-3911, AMBAC-Insured, LIQ-Merrill Lynch, 3.800%, 7/5/07 (a)	4,995,000
	Utilities System Revenue:
12,470,000	Series 498, PART, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	12,470,000
45,461,000	TECP, JPMorgan Chase, State Street Bank & Trust, and Bayerische Landesbank, 3.800% due 7/10/07	45,461,000
	Water & Wastewater System Revenue:
2,940,000	FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.800%, 7/5/07(a)	2,940,000
9,915,000	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia Bank, 3.790%, 7/4/07 (a)	9,915,000
15,590,000	MSTC, Series 9009, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	15,590,000
5,900,000	PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.770%, 7/5/07 (a)(c)	5,900,000
8,000,000	Series 1281, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	8,000,000
15,000,000	TECP, 3.720% due 8/1/07	15,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Texas — 15.7% (continued)
	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
$6,750,000	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.860%, 7/2/07 (a)	$6,750,000
150,000	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	150,000
1,800,000	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.860%, 7/2/07 (a)	1,800,000
26,100,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.750%, 7/5/07 (a)	26,100,000
28,000,000	City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe, 3.700% due 8/6/07	28,000,000
10,000,000	Comal, TX, ISD, GO, Munitop, Series 1999-9, PART, PSFG-Insured, SPA-ABN AMRO, 3.770%, 7/5/07 (a)(c)	10,000,000
	Dallas-Fort Worth, TX, International Airport:
14,900,000	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank, 3.840%, 7/4/07 (a)(b)	14,900,000
6,900,000	PART, MBIA-Insured, LIQ-Societe Generale, 3.830%, 7/4/07 (a)(b)	6,900,000
9,265,000	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured, SPA-LaSalle Bank,
	3.790%, 7/5/07 (a)	9,265,000
19,990,000	Grand Prairie, TX, ISD, GO, Munitop, Series 2000-20, PART, PSFG-Insured, SPA-ABN AMRO, 3.770%, 7/5/07 (a)	19,990,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.650% due 12/1/07 (d)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
5,000,000	Amoco Oil Co. Project, Water Pollution Control Contract Revenue, 3.550% due 7/15/07 (d)	5,000,000
9,200,000	BP Amoco Oil Co. Project, 3.700% due 10/1/07 (b)(d)	9,200,000
	Harris County, TX:
	Flood Control District, TECP:
1,320,000	3.820% due 7/11/07	1,320,000
180,000	4.000% due 7/11/07	180,000
10,795,000	LOC-Landesbank Hessen-Thuringen, 3.680% due 7/9/07	10,795,000
	Health Facilities Development Corp. Revenue:
10,500,000	Refunding, Methodist Hospital Systems, Series A, 3.850%, 7/2/07 (a)	10,500,000
11,100,000	Special Facilities Revenue, Refunding, Texas Medical Center Projects, MBIA-Insured,
	SPA- JPMorgan Chase, 3.860%, 7/2/07 (a)	11,100,000
14,700,000	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase,
	3.860%, 7/2/07 (a)	14,700,000
2,880,000	St. Luke's Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.850%, 7/2/07 (a)	2,880,000
21,900,000	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	21,900,000
12,400,000	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.860%, 7/2/07 (a)	12,400,000
11,900,000	Industrial Development Corp., Revenue, Refunding Baytank Houston Inc. Project, LOC-Royal Bank of Canada, 3.780%, 7/4/07 (a)	11,900,000
	TAN:
25,000,000	4.000% due 2/28/08	25,056,311
80,000,000	4.500% due 2/28/08	80,438,991
8,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, Series B, LOC-BNP Paribas, 3.740%, 7/5/07 (a)	8,000,000
15,000,000	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 3.600% due 9/1/07 (d)	15,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Texas — 15.7% (continued)
	Houston, TX:
	Airport Systems:
$5,000,000	3.760% due 11/20/07	$5,000,000
12,500,000	3.780% due 11/20/07	12,500,000
5,000,000	3.800% due 11/21/07	5,000,000
11,500,000	3.830% due 11/21/07	11,500,000
	PART:
4,685,000	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank, 3.840%, 7/4/07 (a)(b)	4,685,000
2,995,000	Series 845-X, FSA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	2,995,000
	GO, TECP, Series D, LIQ-Depfa Bank PLC:
10,000,000	3.780% due 7/6/07	10,000,000
27,750,000	3.750% due 7/17/07	27,750,000
5,000,000	3.780% due 8/1/07	5,000,000
10,000,000	3.700% due 8/9/07	10,000,000
	Higher Education Finance Corp., Rice University Project TECP, Series A:
15,500,000	3.690% due 8/8/07	15,500,000
5,000,000	3.770% due 8/30/07	5,000,000
5,000,000	3.780% due 8/30/07	5,000,000
75,000,000	TRAN, 4.500% due 6/30/08	75,574,850
	Utility System Revenue:
10,000,000	3.780% due 7/10/07	10,000,000
45,000,000	3.750% due 9/27/07	45,000,000
3,000,000	Katy, TX, ISD, School Building, Series C, 3.750%, 7/5/07 (a)	3,000,000
10,290,000	Lewisville, TX, ISD, Munitops, GO, Series 2001-9, PART, PSFG-Insured, SPA-ABN AMRO, 3.770%, 7/5/07 (a)(c)	10,290,000
10,865,000	Los Fresnos, TX, Consolidated, ISD, GO, Series 1698, PSFG-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	10,865,000
6,005,000	North Harris, TX, Montgomery Community College, FGIC-Insured, SPA-Westdeutsche Landesbank, 3.750%, 7/5/07 (a)	6,005,000
17,000,000	North Texas Higher Education Authority, Student Loan, Series B, LOC-Bank of America & Dexia Credit Local, 3.790%, 7/4/07 (a)(b)	17,000,000
19,920,000	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.770%, 7/4/07 (a)	19,920,000
10,000,000	Northern Texas Higher Education Authority Student Loan Revenue, Series A, LOC-Lloyds Bank PLC, 3.800%, 7/4/07 (a)(b)	10,000,000
24,670,000	Pasadena, TX, ISD, GO, Series B, FSA-Insured, LIQ-Bank of America, 3.750%, 7/5/07 (a)	24,670,000
	Puttable Floating Option Tax-Exempt Receipts:
7,600,000	GO, Series PT-3927, Galena Park, TX, ISD, PSF-GTD, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	7,600,000
5,475,000	Series PT-3928, AMBAC-Insured, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	5,475,000
6,850,000	Series PT-3972, FGIC-Insured, SPA-Merrill Lynch, 3.800%, 7/5/07 (a)	6,850,000
10,245,000	Series PT-3976, FSA-Insured, LIQ-Merrill Lynch, 3.810%, 7/5/07 (a)(b)	10,245,000
11,215,000	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG, LIQ-Societe Generale, 3.790%, 7/4/07 (a)	11,215,000
	San Antonio, TX:
25,300,000	Electric, 3.750% due 8/7/07	25,300,000
26,750,000	Electric & Gas TECP, Series A, LIN-Bank of America, State Street Bank Trust & Co., 3.750% due 8/7/07	26,750,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric, 3.780%, 7/5/07 (a)(b)	5,150,000
9,935,000	Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility, Refunding, Northwest Senior Edgemere Project, Series B, LOC-Lasalle Bank NA, 3.730%, 7/5/07 (a)	9,935,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Texas — 15.7% (continued)
	Texas State:
$20,000,000	Veterans Housing Assistance, Series II-B, SPA-Dexia Credit Local, 3.820%, 7/4/07 (a)(b)	$20,000,000
20,000,000	Veterans Housing Program Fund II, GO, Series A, SPA-Depfa Bank PLC, 3.750%, 7/4/07 (a)(b)	20,000,000
11,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue, BAN, Second Tier, 5.000% due 6/1/08	11,127,235
	Texas State, GO:
	Veterans Housing Assistance:
2,550,000	Land Series A, SPA-Depfa Bank PLC, 3.820%, 7/4/07 (a)(b)	2,550,000
20,210,000	Series II-A, LIQ-Dexia Credit Local, 3.800%, 7/4/07 (a)(b)	20,210,000
9,480,000	Series II-B, SPA-Depfa Bank PLC, 3.820%, 7/4/07 (a)(b)	9,480,000
25,000,000	Series II-C-2, SPA-Depfa Bank PLC, 3.770%, 7/4/07 (a)(b)	25,000,000
5,090,000	Veterans Land, SPA-Depfa Bank PLC, 3.750%, 7/4/07 (a)(b)	5,090,000
	Texas State:
10,900,000	PFA, TECP, Series 2002A, 3.780% due 7/9/07	10,900,000
97,600,000	TRAN, GO, 4.500% due 8/31/07	97,733,455
29,400,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JP Morgan Chase Bank, 3.890%, 7/2/07 (a)	29,400,000
18,500,000	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.730%, 7/5/07 (a)	18,500,000
12,150,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.730%, 7/6/07 (a)	12,150,000
7,845,000	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School, LOC-JPMorgan Chase, 3.830%, 7/5/07 (a)	7,845,000
11,920,000	Waxahachie, TX, ISD, GO, Series 1604, PSF-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	11,920,000
	Total Texas	1,255,241,842
Utah — 1.7%
2,500,000	Emery County, UT, PCR, Refunding, Pacificorp Projects, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.860%, 7/2/07 (a)	2,500,000
3,600,000	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC- Insured, SPA-JPMorgan Chase, 3.780% due 7/9/07	3,600,000
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
11,330,000	Series A, SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	11,330,000
	Series B:
17,200,000	3.760%, 5/15/36 (a)	17,200,000
12,785,000	SPA-JPMorgan Chase, 3.860%, 7/2/07 (a)	12,785,000
200,000	Series C, 3.860%, 7/2/07 (a)	200,000
	Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	Series B, SPA-Westdeutsche Landesbank, 3.800%, 7/5/07 (a)	3,000,000
49,500,000	Series C, SPA-Westdeutsche Landesbank, 3.750%, 7/5/07 (a)	49,500,000
	Utah State Board of Regents Revenue:
17,820,000	Series 1734, MBIA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	17,820,000
12,830,000	Series 1735, MBIA-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	12,830,000
830,000	University of Utah Hospital, Series B, MBIA-Insured, SPA-Depfa Bank PLC, 3.900%, 7/2/07 (a)	830,000
	Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
820,000	Series A, SPA-Landesbank Hessen-Thuringen, 3.900%, 7/2/07 (a)	820,000
5,500,000	Series C, SPA-Landesbank Hessen-Thuringen, 3.860%, 7/2/07 (a)	5,500,000
	Total Utah	137,915,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Virginia — 1.0%
$7,345,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of Virginia Foundation Projects, Series A, LOC-Wachovia Bank N.A, 3.720%, 7/5/07 (a)	$7,345,000
10,565,000	Fairfax County Redevelopment & Housing Authority Revenue, BAN, Affordable Housing, 4.000% due 2/12/08	10,587,269
26,380,000	Fairfax County, VA, EDA Revenue, Refunding, Retirement Greenspring, Series B, LOC-Wachovia Bank N.A., 3.730%, 7/5/07 (a)	26,380,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase, 3.780%, 7/5/07 (a)(b)	3,000,000
5,890,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4064, FSA- Insured, SPA-Merrill Lynch, 3.790%, 7/5/07 (a)(b)	5,890,000
6,540,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank, 3.740%, 7/4/07 (a)	6,540,000
3,500,000	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC- Wachovia Bank, 3.840%, 7/5/07 (a)(b)	3,500,000
1,780,000	Virginia Small Business Finance Authority, Ennstone Inc. Project, LOC- Wachovia Bank, 3.840%, 7/5/07 (a)(b)	1,780,000
13,405,000	Virginia State Housing Development Authority, Series 1310-R, MBIA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	13,405,000
	Total Virginia	78,427,269
Washington — 1.4%
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project, LOC-Bank of America, 3.780%, 7/5/07 (a)(b)	5,680,000
1,745,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank, 3.870%, 7/5/07 (a)(b)	1,745,000
7,130,000	King County, WA, Sewer Revenue, Junior Lien, Series A, LOC-Landesbank Hessen-Thuringen, 3.750%, 7/4/07 (a)	7,130,000
	Washington State, GO:
14,265,000	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	14,265,000
4,092,000	Series 1095, AMBAC-Insured, LIQ-Morgan Stanley, 3.790%, 7/5/07 (a)	4,092,000
14,155,000	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank, 3.790%, 7/5/07 (a)	14,155,000
10,000,000	Washington State Health Care Facilities Authority Revenue, Catholic Health, Series B, SPA-JPMorgan Chase, 3.780%, 7/4/07 (a)	10,000,000
	Washington State:
5,500,000	EDA, Solid Waste Disposal Revenue, Waste Management Project, Series C, LOC-Bank of America, 3.800%, 7/4/07 (a)(b)	5,500,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, Series A, LOC-U.S. Bank, 3.880%, 7/2/07 (a)(b)	3,550,000
	HFC:
	MFH, Revenue:
5,165,000	Olympic Heights Apartments, LOC-FNMA, 3.750%, 7/5/07 (a)	5,165,000
2,880,000	Valley View Apartments Project, LIQ-FNMA, 3.750%, 7/5/07 (a)	2,880,000
18,900,000	Non-Profit Revenue, Skyline at First Hill Project, Series C, LOC- Bank of America N.A., 3.730%, 7/5/07 (a)	18,900,000
	Housing Finance Community, MFH Revenue:
3,400,000	Heatherwood, Series A, Remarketed 6/1/07, FHLMC-Insured, LIQ- FHLMC, 3.820%, 7/5/07 (a)(b)	3,400,000
7,805,000	Regency Park, Series A, Remarketed 6/1/07, FHLMC-Insured, LIQ- FHLMC, 3.820%, 7/5/07 (a)(b)	7,805,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face
Amount	Security	Value
Washington — 1.4% (continued)
	Yakima County, WA, Public Corp.:
$3,700,000	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank, 4.020%, 7/4/07 (a)(b)	$3,700,000
2,000,000	Longview Fibre Co. Project, LOC-Bank of America, 3.920%, 7/4/07 (a)(b)	2,000,000
	Total Washington	109,967,000
Wisconsin — 2.9%
9,625,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank, 3.790%, 7/6/07 (a)(b)	9,625,000
6,830,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3929, FGIC-Insured, LIQ-Merrill Lynch, 3.800%, 7/5/07 (a)	6,830,000
	University of Wisconsin, Hospitals and Clinics Authority Revenue:
10,850,000	MBIA-Insured, LIQ-U.S. Bank, 3.770%, 7/4/07 (a)	10,850,000
5,400,000	Refunding, FSA-Insured, SPA-U.S. Bank N.A., 3.730%, 7/5/07 (a)	5,400,000
	Wisconsin Center District, WI, Tax Revenue:
14,455,000	MSTC, Series 1999-70, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.780%, 7/5/07 (a)(c)	14,455,000
7,000,000	Series A, LOC-U.S. Bank, 3.770%, 7/4/07 (a)	7,000,000
	Wisconsin Housing & EDA Home Ownership Revenue:
7,425,000	Series C, SPA-FHLB, 3.770%, 7/4/07 (a)	7,425,000
8,000,000	Series E, SPA-FHLB, 3.820%, 7/4/07 (a)(b)	8,000,000
19,210,000	Series I, FSA-Insured, SPA-Dexia Credit Local, 3.800%, 7/4/07 (a)(b)	19,210,000
115,000,000	Wisconsin State, Notes, 4.500% due 6/16/08	115,814,250
	Wisconsin State HEFA Revenue:
13,775,000	AMBAC-Insured, SPA-Morgan Stanley, 3.730%, 7/5/07 (a)	13,775,000
15,000,000	Indian Community School of Milwakee, LOC-JPMorgan Chase, 3.800%, 7/4/07 (a)	15,000,000
	Total Wisconsin	233,384,250
	TOTAL INVESTMENTS — 105.2% (Cost — $8,396,261,775#)	8,396,261,775
	Liabilities in Excess of Other Assets — (5.2)%	(415,593,545)
	TOTAL NET ASSETS — 100.0%	$7,980,668,230

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	-	Ambac Assurance Corporation
BAN	-	Bond Anticipation Notes
CDA	-	Community Development Authority
COP	-	Certificate of Participation
CSD	-	Central School District
CTFS	-	Certificates
DFA	-	Development Finance Agency
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
EFA	-	Educational Facilities Authority
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GO	-	General Obligation

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

GTD	-	Guaranteed
HDA	-	Housing Development Agency
HEFA	-	Health & Educational Facilities Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Commission
IDA	-	Industrial Development Authority
IDB	-	Industrial Development Board
IDC	-	Industrial Development Corporation
IDR	-	Industrial Development Revenue
IFA	-	Industrial Finance Agency
IFC	-	Industrial Finance Corporation
ISD	-	Independent School District
LIN	-	Line of Credit
LIQ	-	Liquidity Facility
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Investors Assurance Corporation
MERLOT	-	Municipal Exempt Receipts Liquidity Optional Tender
MFH	-	Multi-Family Housing
MSTC	-	Municipal Securities Trust Certificates
MTA	-	Metropolitan Transportation Authority
PART	-	Partnership Structure
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Facilities Authority
PSF	-	Permanent School Fund
PSFG	-	Permanent School Fund Guaranty
Q-SBLF	-	Qualified School Board Loan Fund
RAN	-	Revenue Anticipation Notes
SPA	-	Standby Bond Purchase Agreement
TAN	-	Tax Anticipation Notes
TECP	-	Tax Exempt Commercial Paper
TRAN	-	Tax and Revenue Anticipation Notes

Summary of Investments by Industry *

Hospitals	16.2%
General Obligations	15.9
Education	15.1
Miscellaneous	9.6
Transportation	8.1
Water & Sewer	5.8
Industrial Development	5.4
Utilities	4.9
Tax Allocation	3.8
Life Care Systems	3.7
Public Facilities	3.5
Housing: Multi-Family	2.9
Housing: Single-Family	2.5
Finance	1.5
Pollution Control	0.6
Solid Waste	0.3
Government Facilities	0.2
100.0%

Ratings Table (unaudited)

As a Percent of Total Investments

S&P/Moodys/Fitch**
A-1	42.9%
SP-1	7.9
MIG1	0.4
VMIG1	18.4
P-1	0.2
F1	9.8
AAA/Aaa	5.9
AA/Aa	1.3
NR	13.2
100.0%

** S&P primary rating; Moodys secondary, then Fitch.

See pages 29 and 30 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s” )— Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (formerly known as Smith Barney Municipal Money Market Fund) (the “Fund”), a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-ended management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: August 24, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer
Date: August 24, 2007